INVENTORIES	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Inventories	Inventories

	December 31, 2022	December 31, 2021
Finished goods	$42.6	$95.2
Ore stockpiles	30.4	33.6
Mine supplies	126.9	173.3
	199.9	302.1
Non-current ore stockpiles	92.4	124.1
	$292.3	$426.2
For the year ended December 31, 2022, the Company recognized a net realizable value write-down in finished goods amounting to $6.7 million (December 31, 2021 - $7.8 million).
For the year ended December 31, 2022, the Company recognized a net realizable value write-down in current ore stockpiles amounting to $2.1 million (December 31, 2021 - $6.9 million) and a net reversal of previously recorded net realizable value write-downs in non-current ore stockpiles amounting to $17.0 million (December 31, 2021 - net realizable write-down of $73.8 million).
For the year ended December 31, 2022, the Company recognized a write-down in mine supplies inventories amounting to $2.4 million (December 31, 2021 - $4.8 million).